CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents comprise the following:

	As of June 30, 2026	As of December 31, 2025
Cash at bank	8,809	15,814